Stock-based Compensation - Summary of Weighted Average Fair Value Per Share (Details) - Sarcos Corp and Subsidiaries - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Granted	$ 27.55	$ 3.69	$ 3.66
Exercised	4.23	1.32	2.62
Cancelled	2.75	3.24	2.99
Unvested	$ 15.35	$ 3.49	$ 3.73